Cost of revenue (Tables)	12 Months Ended
Dec. 31, 2021
Cost of revenue
Schedule of cost of revenue

	2019	2020	2021
Transaction costs	12,633	14,777	15,892
Interest expense	47	288	505
Other expenses	1,395	1,429	1,625
Total cost of revenue	14,075	16,494	18,022